Employee benefit plans (Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets for which Accumulated Benefit Obligations Exceed Plan Assets) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2017	Mar. 31, 2016
Japanese plans
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Projected benefit obligation	¥ 892,684	¥ 892,078
Accumulated benefit obligation	866,566	863,593
Fair value of plan assets	242,488	242,096
Foreign Plans
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Projected benefit obligation	445,482	311,256
Accumulated benefit obligation	426,201	300,026
Fair value of plan assets	¥ 178,357	¥ 66,183